Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	September 2018
Distribution Date	10/15/18
Transaction Month	37
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$45,065,050.92	0.1767257	$31,989,051.80	0.1254473	$13,075,999.12
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$197,075,050.92	0.1945440	$183,999,051.80	0.1816360	$13,075,999.12

Weighted Avg. Coupon (WAC)	3.10%		3.10%
Weighted Avg. Remaining Maturity (WARM)	24.74		23.91
Pool Receivables Balance	$218,707,405.02		$205,117,693.48
Remaining Number of Receivables	29,519		28,861

Adjusted Pool Balance	$212,385,037.47		$199,309,038.35

III. COLLECTIONS

Principal:
Principal Collections	$13,333,697.00
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$176,295.03
Total Principal Collections	$13,509,992.03

Interest:
Interest Collections	$558,577.22
Late Fees & Other Charges	$35,067.96
Interest on Repurchase Principal	$-
Total Interest Collections	$593,645.18

Collection Account Interest	$19,739.69
Reserve Account Interest	$3,960.17
Servicer Advances	$-

Total Collections	$14,127,337.07

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	September 2018
Distribution Date	10/15/18
Transaction Month	37
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$14,127,337.07
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$14,127,337.07

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$182,256.17	$-	$182,256.17	182,256.17
	Collection Account Interest					$19,739.69
	Late Fees & Other Charges					$35,067.96
Total due to Servicer						$237,063.82

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$-		$-
	Class A-2-B Notes		$-		$-
	Class A-3 Notes		$54,829.15		$54,829.15
	Class A-4 Notes		$124,051.17		$124,051.17

	Total Class A interest:		$178,880.32		$178,880.32	178,880.32

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7.	Third Priority Principal Distribution:		$-		$-	0.00

8.	Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

	Available Funds Remaining:					$13,560,983.76

9.	Regular Principal Distribution Amount:					13,075,999.12

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$13,075,999.12
	Class A-4 Notes				$-
	Class A Notes Total:		$13,075,999.12		$13,075,999.12
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$13,075,999.12		$13,075,999.12

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					484,984.64

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$6,322,367.55
Beginning Period Amount	$6,322,367.55
Current Period Amortization	$513,712.42
Ending Period Required Amount	$5,808,655.13
Ending Period Amount	$5,808,655.13
Next Distribution Date Required Amount	$5,318,082.82

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	September 2018
Distribution Date	10/15/18
Transaction Month	37
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	7.21%	7.68%	7.68%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.37%	28,391	97.81%	$200,620,680.57
30 - 60 Days	1.31%	378	1.77%	$3,622,680.19
61 - 90 Days	0.28%	80	0.37%	$758,782.60
91-120 Days	0.04%	12	0.06%	$115,550.12
121 + Days	0.00%	0	0.00%	$-
Total		28,861		$205,117,693.48

Delinquent Receivables 30+ Days Past Due
Current Period	1.63%	470	2.19%	$4,497,012.91
1st Preceding Collection Period	1.51%	445	2.00%	$4,371,892.54
2nd Preceding Collection Period	1.50%	454	1.92%	$4,482,552.90
3rd Preceding Collection Period	1.44%	449	1.85%	$4,592,832.04
Four-Month Average	1.52%		1.99%

Repossession in Current Period		32		$336,179.34
Repossession Inventory		68		$266,412.30

Current Charge-Offs
Gross Principal of Charge-Offs				$256,014.54
Recoveries				$(176,295.03)
Net Loss				$79,719.51

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.44%

Average Pool Balance for Current Period				$211,912,549.25

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.45%
1st Preceding Collection Period				0.76%
2nd Preceding Collection Period				-0.20%
3rd Preceding Collection Period				0.35%
Four-Month Average				0.34%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		29	2,143	$27,318,386.52
Recoveries		26	1,901	$(15,185,987.16)
Net Loss				$12,132,399.36
Cumulative Net Loss as a % of Initial Pool Balance				1.14%

Net Loss for Receivables that have experienced a Net Loss *		18	1,547	$12,191,670.70
Average Net Loss for Receivables that have experienced a Net Loss				$7,880.85

Principal Balance of Extensions				$847,554.08
Number of Extensions				81

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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